FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of credit risk exposure [Table Text Block]
	December 31, 2017	December 31, 2016
0 to 30 days	$4,154	$2,223
31 to 60 days	801	1,403
61 to 90 days	2,170	821
over 90 days	554	948
	$7,679	$5,395

Disclosure of detailed information about foreign currency risk [Table Text Block]
Change in net income arising from:	Canadian dollars	Mexican pesos	Peruvian soles
10% appreciation of the USD against the currency	$(120)	$721	$73
10% depreciation of the USD against the currency	$62	$(794)	$(73)

Disclosure of detailed information about commodity price risk [Table Text Block]
	10% change in silver	10% change in gold	10% change in lead	10% change in zinc
Change in net income	$1,181	$1,121	$105	$107